Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Feb. 01, 2023	Dec. 31, 2022	Feb. 25, 2022
Non-Controlling Interest [Line Items]
Share issued					122		119
Total deficit value			$ 67,766			$ 52,024
Minimum [Member] | Aptorum Medical Limited [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage							92.00%
Minimum [Member] | Clark Cheng [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage					90.00%
Maximum [Member] | Aptorum Medical Limited [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage							91.00%
Maximum [Member] | Clark Cheng [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage					91.00%
Class A Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares	3,811,823		2,937,921	70,430
Class A Ordinary Shares [Member] | Scipio [Member]
Non-Controlling Interest [Line Items]
Ordinary shares		10,000
Class B Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares	1,796,934		2,243,776
Class B Ordinary Shares [Member] | Scipio [Member]
Non-Controlling Interest [Line Items]
Ordinary shares		5,850,000